Loss on sale of vessels - Additional information (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Loss on sale of vessels				$ 13,162,192	$ 0	$ 0
Ardmore Seamaster [Member]
Lessee, Lease, Description [Line Items]
Loss on sale of vessels		$ 6,600,000		6,569,763
Vessel sales price		$ 9,700,000
Ardmore Seafarer [Member]
Lessee, Lease, Description [Line Items]
Loss on sale of vessels	$ 6,600,000			$ 6,592,429
Vessel sales price	$ 9,100,000
Ardmore Centurion [Member]
Lessee, Lease, Description [Line Items]
Loss on sale of vessels			$ 6,400,000
Vessel sales price			$ 8,300,000